SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Concentration of Risk

For our subsidiary, Wainwright, the concentration of risk and the relative reliance on major customers are found within the various funds it manages and the associated three and six month revenues as of December 31, 2021 compared with those at December 31, 2020 along with the accounts receivable – related parties as of December 31, 2021 and June 30, 2021 as depicted below.

	For the Three Months Ended		For the Three Months Ended
	December 31, 2021		December 31, 2020
	Revenue		Revenue
Fund
USO	$2,975,211	52%	$4,202,851	68%
BNO	470,879	8%	638,111	10%
UNG	686,360	12%	592,230	10%
USCI	495,779	9%	216,151	4%
All Others	1,073,155	19%	500,072	8%
Total	$5,701,384	100%	$6,149,415	100%

	For the Six Months Ended		For the Six Months Ended
	December 31, 2021		December 31, 2020
	Revenue		Revenue
Fund
USO	$6,117,818	54%	$9,096,383	69%
BNO	990,797	9%	1,396,837	11%
UNG	1,114,147	10%	1,143,783	9%
USCI	971,363	8%	466,416	3%
All Others	2,164,286	19%	1,082,297	8%
Total	$11,358,411	100%	$13,185,716	100%

	As of December 31, 2021		As of June 30, 2021
	Accounts Receivable		Accounts Receivable
Fund
USO	$938,444	53%	$1,156,691	57%
BNO	145,083	8%	196,713	10%
UNG	200,357	11%	130,543	6%
USCI	157,824	9%	141,346	7%
All Others	340,326	19%	412,761	20%
Total	$1,782,034	100%	$2,038,054	100%

For our subsidiary, Wainwright, the concentration of risk and the relative reliance on major customers are found within the various funds it manages and the associated 12 month revenues and accounts receivable – related parties as of June 30, 2021 and June 30, 2020 as depicted below.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

	For the Three Months Ended		For the Three Months Ended
	December 31, 2021		December 31, 2020
	Revenue		Revenue
Fund
USO	$2,975,211	52%	$4,202,851	68%
BNO	470,879	8%	638,111	10%
UNG	686,360	12%	592,230	10%
USCI	495,779	9%	216,151	4%
All Others	1,073,155	19%	500,072	8%
Total	$5,701,384	100%	$6,149,415	100%

	For the Six Months Ended		For the Six Months Ended
	December 31, 2021		December 31, 2020
	Revenue		Revenue
Fund
USO	$6,117,818	54%	$9,096,383	69%
BNO	990,797	9%	1,396,837	11%
UNG	1,114,147	10%	1,143,783	9%
USCI	971,363	8%	466,416	3%
All Others	2,164,286	19%	1,082,297	8%
Total	$11,358,411	100%	$13,185,716	100%

	As of December 31, 2021		As of June 30, 2021
	Accounts Receivable		Accounts Receivable
Fund
USO	$938,444	53%	$1,156,691	57%
BNO	145,083	8%	196,713	10%
UNG	200,357	11%	130,543	6%
USCI	157,824	9%	141,346	7%
All Others	340,326	19%	412,761	20%
Total	$1,782,034	100%	$2,038,054	100%

	Year ended June 30, 2021		Year ended June 30, 2020
	Revenue		Revenue
Fund
USO	$16,361,870	65%	$9,283,250	60%
BNO	2,665,589	11%	1,070,225	7%
UNG	2,054,047	8%	2,244,479	15%
USCI	1,176,094	5%	1,645,952	11%
All Others	2,911,582	11%	1,215,155	7%
Total	$25,169,182	100%	$15,459,061	100%

Schedule of Useful Life of Assets
Category	Estimated Useful Life (in years)
Building	39
Plant and equipment:	5 to 10
Furniture and office equipment	3 to 5
Vehicles	3 to 5

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)
Category	Estimated Useful Life (in years)
Building	39
Plant and equipment:	5 to 10
Furniture and office equipment:	3 to 5
Vehicles	3 to 5